Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Stock options

Transactions involving stock options for the past three years are summarized as follows:

	Number of Options	Weighted Average Exercise Price

Outstanding at December 31, 2009:	1,200,000	$0.40
Granted	380,000	0.62
Exercised	-	-
Expired	(320,000)	0.42
Outstanding at December 31, 2010:	1,260,000	0.46
Granted	-	-
Exercised	-	-
Expired	(295,000)	0.59
Outstanding at December 31, 2011	965,000	0.42
Cancelled	(965,000)	0.42
Outstanding at December 31, 2012	NIL	$-

Fair value of stock options granted

The fair value of the stock options granted was determined using the Black-Scholes option value model with the following assumptions:

	2010	2009

Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.41% to 2.55%	2.01%
Expected volatility	45.75% - 64.14%	44.20%
Expected option life (in years)	5 yrs	5 yrs